COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Minimum guarantee commitment	$ 60,271	$ 77,044
Total rental expenses for operating leases	43,659	23,028
Commitments to purchase property and equipment
Other Commitments [Line Items]
Commitments	50,857	12,318
Committed licensing fee payable for the licensing of game titles
Other Commitments [Line Items]
Commitments	7,400	9,400
Commitment to invest in certain companies
Other Commitments [Line Items]
Commitments	$ 8,473	$ 400
Minimum
Other Commitments [Line Items]
Tenure of lease	1 year
Maximum
Other Commitments [Line Items]
Tenure of lease	10 years